Earnings Per Share - Schedule of Calculation of Basic and Diluted Net Loss Per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Net loss attributable to common stockholders	$ (19,278,511)	$ (21,868,930)
Denominator:
Basic weighted-average shares outstanding	73,957,742	57,818,937
Diluted weighted-average shares outstanding	73,957,742	57,818,937
Loss per share:
Basic loss per share	$ (0.26)	$ (0.38)
Diluted loss per share	$ (0.26)	$ (0.38)